Restatement from US GAAP to IFRS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Revenue	$ 19,849	$ 21,938	$ 48,089
Cost of sales	13,247	17,138	44,662
Gross profit	6,602	4,800	3,427
Operating income (expenses):
Other operating income			0
Exploration expenses	2,303	2,608	2,744
Administrative expenses	(5,611)	(11,044)	(10,951)
Impairment of mineral properties	0	(1,996)	0
Share-based payments expense	(382)	(127)	(190)
Interest expense	(2,100)	(2,131)	(1,367)
Total operating expense:	(10,396)	(17,906)	(15,252)
Other income/(expenses)
Interest income	125	191	122
Gain/(loss) on foreign exchange	(785)	481	(14,404)
Accretion expense	(13)	(35)	0
Gain on hyperinflationary net monetary position	0	0	4,448
Other income	2,155	0	1,500
Total other income/(expenses)	1,482	637	(8,334)
Loss – before income taxes	(2,312)	(12,469)	(20,159)
Income tax benefit (expense)	(2,069)	115	2,569
Net loss	(4,381)	(12,354)	(17,590)
Attributable to non-controlling interest	25	(383)	(1,344)
Attributable to equity share owners of the parent	(4,406)	(11,971)	(16,246)
Items that will be reclassified subsequently to profit or loss
Change in fair value of investment	8	(28)	(13)
Foreign currency translation adjustment	1,350	374	7,012
Total other comprehensive income (loss)	1,358	346	6,999
Total comprehensive income (loss)	$ (3,023)	$ (12,008)	$ (10,591)
Weighted average shares outstanding – basic and diluted	325,483,780	282,306,312	254,387,482
Net loss per share – basic and diluted	$ (0.013)	$ (0.044)	$ (0.069)
As Reported US GAAP
IfrsStatementLineItems [Line Items]
Revenue		$ 21,938	$ 47,441
Cost of sales		(16,430)	(36,361)
Gross profit		5,508	11,080
Operating income (expenses):
Other operating income			1,505
Exploration expenses		(3,758)	(1,802)
Administrative expenses		(7,262)	(6,017)
Impairment of mineral properties		(1,996)
Share-based payments expense		(127)	(190)
Interest expense		(2,131)	(1,665)
Total operating expense:		(15,274)	(8,169)
Other income/(expenses)
Interest income		191	142
Gain/(loss) on foreign exchange		377	(12,761)
Accretion expense		(179)	(578)
Gain on hyperinflationary net monetary position			0
Other income			0
Total other income/(expenses)		389	(13,197)
Loss – before income taxes		(9,377)	(10,286)
Income tax benefit (expense)		(298)	2,440
Net loss		(9,675)	(7,846)
Attributable to non-controlling interest		(122)	(528)
Attributable to equity share owners of the parent		(9,553)	(7,318)
Items that will be reclassified subsequently to profit or loss
Change in fair value of investment		(28)	(13)
Foreign currency translation adjustment		(28)	(2,824)
Total other comprehensive income (loss)		(56)	(2,837)
Total comprehensive income (loss)		$ (9,731)	$ (10,683)
Weighted average shares outstanding – basic and diluted		282,306,312	254,387,482
Net loss per share – basic and diluted		$ (0.034)	$ (0.031)
Adjustment for Final PPA
IfrsStatementLineItems [Line Items]
Revenue		$ 0
Cost of sales		7
Gross profit		7
Operating income (expenses):
Exploration expenses		0
Administrative expenses		(169)
Impairment of mineral properties		0
Share-based payments expense		0
Interest expense		0
Total operating expense:		(169)
Other income/(expenses)
Interest income		0
Gain/(loss) on foreign exchange		0
Accretion expense		0
Total other income/(expenses)		0
Loss – before income taxes		(162)
Income tax benefit (expense)		0
Net loss		(162)
Attributable to non-controlling interest		0
Attributable to equity share owners of the parent		(162)
Items that will be reclassified subsequently to profit or loss
Change in fair value of investment		0
Foreign currency translation adjustment		0
Total other comprehensive income (loss)		0
Total comprehensive income (loss)		$ (162)
Weighted average shares outstanding – basic and diluted		0
Net loss per share – basic and diluted		$ 0
Adjusted US GAAP
IfrsStatementLineItems [Line Items]
Revenue		$ 21,938
Cost of sales		(16,423)
Gross profit		5,515
Operating income (expenses):
Exploration expenses		(3,758)
Administrative expenses		(7,431)
Impairment of mineral properties		(1,996)
Share-based payments expense		(127)
Interest expense		(2,131)
Total operating expense:		(15,443)
Other income/(expenses)
Interest income		191
Gain/(loss) on foreign exchange		377
Accretion expense		(179)
Total other income/(expenses)		389
Loss – before income taxes		(9,539)
Income tax benefit (expense)		(298)
Net loss		(9,837)
Attributable to non-controlling interest		(122)
Attributable to equity share owners of the parent		(9,715)
Items that will be reclassified subsequently to profit or loss
Change in fair value of investment		(28)
Foreign currency translation adjustment		(28)
Total other comprehensive income (loss)		(56)
Total comprehensive income (loss)		$ (9,893)
Weighted average shares outstanding – basic and diluted		282,306,312
Net loss per share – basic and diluted		$ (0.035)
Hyperinflationary Economies
IfrsStatementLineItems [Line Items]
Revenue		$ 0	$ 648
Cost of sales		(715)	(8,301)
Gross profit		(715)	(7,653)
Operating income (expenses):
Other operating income			0
Exploration expenses		0	3
Administrative expenses		(157)	(3,100)
Impairment of mineral properties		0
Share-based payments expense		0	0
Interest expense		0	298
Total operating expense:		(157)	(2,799)
Other income/(expenses)
Interest income		0	(20)
Gain/(loss) on foreign exchange		104	(1,643)
Accretion expense		0	0
Gain on hyperinflationary net monetary position			4,448
Other income			(5)
Total other income/(expenses)		104	2,780
Loss – before income taxes		(768)	(7,672)
Income tax benefit (expense)		413	129
Net loss		(355)	(7,543)
Attributable to non-controlling interest		(30)	(538)
Attributable to equity share owners of the parent		(325)	(7,005)
Items that will be reclassified subsequently to profit or loss
Change in fair value of investment			0
Foreign currency translation adjustment		402	9,836
Total other comprehensive income (loss)		402	9,836
Total comprehensive income (loss)		$ 47	$ 2,293
Weighted average shares outstanding – basic and diluted		0	0
Net loss per share – basic and diluted		$ 0	$ (0.030)
Development and Exploration Costs
IfrsStatementLineItems [Line Items]
Revenue		$ 0	$ 0
Cost of sales		0	0
Gross profit		0	0
Operating income (expenses):
Other operating income			0
Exploration expenses		1,150	(367)
Administrative expenses		(3,456)	(1,834)
Impairment of mineral properties		0
Share-based payments expense		0	0
Interest expense		0	0
Total operating expense:		(2,306)	(2,201)
Other income/(expenses)
Interest income		0	0
Gain/(loss) on foreign exchange		0	0
Accretion expense		0	0
Gain on hyperinflationary net monetary position			0
Other income			0
Total other income/(expenses)		0	0
Loss – before income taxes		(2,306)	(2,201)
Income tax benefit (expense)		0	0
Net loss		(2,306)	(2,201)
Attributable to non-controlling interest		(231)	(220)
Attributable to equity share owners of the parent		(2,075)	(1,981)
Items that will be reclassified subsequently to profit or loss
Change in fair value of investment		0	0
Foreign currency translation adjustment		0	0
Total other comprehensive income (loss)		0	0
Total comprehensive income (loss)		$ (2,306)	$ (2,201)
Weighted average shares outstanding – basic and diluted		0	0
Net loss per share – basic and diluted		$ (0.009)	$ (0.008)
Reclamation and Remediation Obligations
IfrsStatementLineItems [Line Items]
Revenue		$ 0	$ 0
Cost of sales		0	0
Gross profit		0	0
Operating income (expenses):
Other operating income			0
Exploration expenses		0	(578)
Administrative expenses		0	0
Impairment of mineral properties		0
Share-based payments expense		0	0
Interest expense		0	0
Total operating expense:		0	(578)
Other income/(expenses)
Interest income		0	0
Gain/(loss) on foreign exchange		0	0
Accretion expense		144	578
Gain on hyperinflationary net monetary position			0
Other income			0
Total other income/(expenses)		144	578
Loss – before income taxes		144	0
Income tax benefit (expense)		0	0
Net loss		144	0
Attributable to non-controlling interest		0	(58)
Attributable to equity share owners of the parent		144	58
Items that will be reclassified subsequently to profit or loss
Change in fair value of investment		0	0
Foreign currency translation adjustment		0	0
Total other comprehensive income (loss)		0	0
Total comprehensive income (loss)		$ 144	$ 0
Weighted average shares outstanding – basic and diluted		0	0
Net loss per share – basic and diluted		$ 0	$ 0
Presentation Differences
IfrsStatementLineItems [Line Items]
Revenue			$ 0
Cost of sales			0
Gross profit			0
Operating income (expenses):
Other operating income			(1,505)
Exploration expenses			0
Administrative expenses			0
Share-based payments expense			0
Interest expense			0
Total operating expense:			(1,505)
Other income/(expenses)
Interest income			0
Gain/(loss) on foreign exchange			0
Accretion expense			0
Gain on hyperinflationary net monetary position			0
Other income			1,505
Total other income/(expenses)			1,505
Loss – before income taxes			0
Income tax benefit (expense)			0
Net loss			0
Attributable to non-controlling interest			0
Attributable to equity share owners of the parent			0
Items that will be reclassified subsequently to profit or loss
Change in fair value of investment			0
Foreign currency translation adjustment			0
Total other comprehensive income (loss)			0
Total comprehensive income (loss)			$ 0
Weighted average shares outstanding – basic and diluted			0
Net loss per share – basic and diluted			$ 0